 Aetos At-A-Glance  Founded  2001  Leadership  Anne Casscells  Co-President & Chief Investment Officer  Michael Klein  Co-President & Chief Risk Officer  Locations  New York, New York  Menlo Park, California  fund HIGHLIGHTS  Inception  September 1, 2002  Diversification  # of Managers2: 5  # of Sub-Strategies: 2  Beta to Market Indices1,3  US Aggregate Bond Index: -0.01  MSCI ACWI: 0.16  Geography   Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act   Commingled Hedge Fund of Funds   Long/Short Strategies Fund  Multi-Strategy Arbitrage Fund  Distressed Investment Strategies Fund  Performance and Statistics (since inception through August 31, 2022)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   FUND Overview  The Aetos Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of distressed investment strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high-quality distressed investment strategies, constructed and monitored using disciplined processes.  Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Fund  -2.55%  3.46%  2.68%  4.05%  6.07%  HFRI FOF: Composite Index  -4.64%  4.64%  3.55%  3.74%  3.62%  US Aggregate Bond Index  -11.52%  -2.00%  0.52%  1.35%  3.39%  MSCI ACWI  -15.88%  8.03%  6.97%  8.70%  7.86%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Fund  -  6.95%  5.54%  4.48%  4.29%  HFRI FOF: Composite Index  -  7.22%  6.18%  4.92%  5.22%  US Aggregate Bond Index  -  4.79%  4.36%  3.67%  3.68%  MSCI ACWI  -  18.48%  16.54%  13.61%  15.61%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Fund  -  0.42  0.28  0.76  1.15  HFRI FOF: Composite Index  -  0.56  0.40  0.63  0.47  US Aggregate Bond Index  -  -0.53  -0.13  0.19  0.61  MSCI ACWI  -  0.40  0.35  0.59  0.43  Aetos Distressed Investment Strategies Fund  1 Data as of August 31, 2022. The Aetos Distressed Investment Strategies Fund (the “Fund”) is an SEC-registered 1940 Act closed-end fund that is a component of Aetos’ commingled diversified absolute return investment asset allocation models. This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models. The Fund returns do not represent the returns of the models as a whole or of any specific client account. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.  2 Reflects number of managers in the Aetos Distressed Investment Strategies Fund as of September 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Fund.  3 Reflects beta since the Aetos Distressed Investment Strategies Fund’s inception of September 1, 2002 through August 31, 2022.

 1 Data as of August 31, 2022. The Aetos Distressed Investment Strategies Fund (the “Fund”) is an SEC-registered 1940 Act closed-end fund that is a component of Aetos’ commingled diversified absolute return investment asset allocation models. This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models. The Fund returns do not represent the returns of the models as a whole or of any specific client account. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.  2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2022  -0.60%  -0.08%  1.56%  0.34%  -1.58%  -2.08%  -1.76%  1.51%  -  -  -  -  -2.73%  2021  1.94%  1.78%  1.44%  1.61%  3.40%  1.19%  -0.17%  0.37%  0.66%  -0.15%  -0.53%  0.21%  12.33%  2020  0.85%  -0.06%  -8.97%  1.98%  0.94%  1.95%  0.82%  0.02%  0.30%  0.05%  3.21%  1.43%  1.99%  2019  0.17%  1.15%  -0.17%  1.32%  -0.33%  0.26%  -0.09%  -0.92%  -0.08%  -0.45%  -0.47%  0.37%  0.74%  2018  0.84%  0.09%  0.22%  0.22%  0.48%  0.46%  0.33%  0.63%  0.03%  -0.87%  -0.87%  -1.25%  0.27%  2017  1.48%  0.78%  -0.23%  0.21%  -0.07%  0.10%  -0.06%  0.31%  0.33%  0.16%  0.06%  0.84%  3.96%  2016  -1.30%  -0.83%  0.91%  2.42%  0.46%  0.19%  1.19%  1.05%  0.86%  0.88%  0.55%  1.00%  7.60%  2015  -0.33%  0.88%  0.10%  0.82%  0.47%  -0.74%  -0.22%  -1.22%  -1.30%  -0.26%  -0.34%  -1.28%  -3.41%  2014  0.66%  1.82%  0.53%  0.34%  0.82%  1.68%  0.00%  -0.16%  -0.69%  -0.89%  0.03%  -0.19%  3.97%  2013  1.87%  0.66%  1.35%  1.54%  2.05%  -0.85%  0.89%  0.20%  0.63%  1.37%  1.33%  0.72%  12.36%  2012  1.59%  1.12%  0.99%  0.93%  -0.51%  0.55%  1.19%  1.10%  1.67%  0.81%  0.62%  1.56%  12.24%  2011  1.17%  1.23%  -0.01%  0.81%  0.12%  -0.81%  -0.12%  -2.43%  -2.73%  0.58%  -0.70%  -0.07%  -3.03%  2010  2.31%  0.76%  2.34%  1.54%  -1.74%  -0.44%  0.56%  0.53%  1.11%  1.28%  0.36%  1.30%  10.28%  2009  0.67%  -0.43%  -0.34%  0.89%  2.46%  2.11%  2.35%  2.40%  2.13%  1.91%  1.74%  1.92%  19.27%  2008  -1.33%  0.72%  -0.65%  0.52%  0.06%  -0.48%  -0.70%  -0.57%  -2.23%  -3.16%  -2.42%  -1.01%  -10.76%  2007  1.66%  1.17%  0.98%  1.74%  1.62%  0.02%  -0.50%  -1.32%  1.31%  1.09%  -0.74%  0.20%  7.40%  2006  1.71%  0.60%  1.26%  0.76%  0.65%  0.03%  0.50%  0.69%  0.52%  1.98%  1.59%  1.37%  12.28%  2005  0.52%  1.46%  -0.29%  -0.45%  0.23%  0.71%  1.53%  0.93%  0.45%  -0.02%  0.62%  0.94%  6.82%  2004  2.67%  0.63%  0.33%  0.18%  0.29%  1.08%  0.38%  0.55%  0.81%  0.81%  2.17%  1.66%  12.15%  2003  1.89%  0.73%  0.74%  2.72%  1.64%  2.42%  0.02%  0.75%  2.34%  2.00%  1.28%  2.00%  20.14%  2002  -  -  -  -  -  -  -  -  0.08%  -0.28%  2.05%  1.31%  3.19%  Aetos Distressed Investment Strategies Fund  Historical Monthly Performance (net of fees)1  SUB-STRATEGY ALLOCATIONS (as of September 1, 2022)2  GEOGRAPHIC EXPOSURE (as of June 30, 2022)2  HISTORICAL EXPOSURES (quarterly over past 5 years)

 Aetos At-A-Glance  Founded  2001  Leadership  Anne Casscells  Co-President & Chief Investment Officer  Michael Klein  Co-President & Chief Risk Officer  Locations  New York, New York  Menlo Park, California  Portfolio HIGHLIGHTS  Inception  September 1, 2002  Diversification  # of Managers2: 29  # of Strategies: 8  Beta to Market Indices1,3  US Aggregate Bond Index: 0.09  MSCI ACWI: 0.22  Geography   Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act   Commingled Hedge Fund of Funds   Long/Short Strategies Fund  Multi-Strategy Arbitrage Fund  Distressed Investment Strategies Fund  Performance and Statistics (since inception through August 31, 2022)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  -1.84%  4.25%  3.71%  4.43%  4.56%  HFRI FOF: Composite Index  -4.64%  4.64%  3.55%  3.74%  3.62%  US Aggregate Bond Index  -11.52%  -2.00%  0.52%  1.35%  3.39%  MSCI ACWI  -15.88%  8.03%  6.97%  8.70%  7.86%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  7.17%  5.91%  4.66%  4.55%  HFRI FOF: Composite Index  -  7.22%  6.18%  4.92%  5.22%  US Aggregate Bond Index  -  4.79%  4.36%  3.67%  3.68%  MSCI ACWI  -  18.48%  16.54%  13.61%  15.61%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.51  0.44  0.81  0.75  HFRI FOF: Composite Index  -  0.56  0.40  0.63  0.47  US Aggregate Bond Index  -  -0.53  -0.13  0.19  0.61  MSCI ACWI  -  0.40  0.35  0.59  0.43  Aetos Growth Portfolio  1 Data as of August 31, 2022. The Aetos Growth Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.  2 Reflects number of managers in the Aetos Growth Portfolio as of September 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Aetos Distressed Investment Strategies Fund.  3 Reflects beta since the Aetos Growth Portfolio’s inception of September 1, 2002 through August 31, 2022.

 1 Data as of August 31, 2022. The Aetos Growth Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.  2 Aetos is in the process of shifting 10% of the Portfolio’s allocation from the Aetos Distressed Investment Strategies Fund to the Aetos Long/Short Strategies Fund. This transition commenced on January 1, 2022 for existing clients and is approximately 80% complete. Any new client investments will be invested at the Portfolio’s new target allocations effective immediately.  3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2022  -1.07%  -0.59%  0.30%  -0.31%  -0.73%  -2.02%  1.46%  0.48%  -  -  -  -  -2.50%  2021  -1.97%  2.86%  1.23%  2.01%  0.61%  0.01%  0.11%  0.74%  0.32%  0.90%  -1.65%  1.12%  6.38%  2020  0.34%  -1.49%  -8.38%  3.92%  1.83%  1.35%  1.55%  1.93%  0.05%  -0.23%  3.67%  2.60%  6.75%  2019  2.23%  1.17%  0.61%  1.52%  -0.76%  1.14%  0.71%  -0.27%  -0.59%  0.76%  1.24%  0.92%  8.97%  2018  1.25%  -0.75%  -0.44%  0.19%  0.85%  0.07%  0.70%  0.25%  0.25%  -2.27%  -0.65%  -1.28%  -1.87%  2017  1.53%  0.67%  0.57%  0.68%  0.91%  0.17%  0.64%  0.47%  0.30%  0.61%  0.00%  0.42%  7.19%  2016  -2.54%  -1.37%  0.56%  0.76%  1.75%  -0.79%  1.41%  0.65%  0.73%  0.09%  0.05%  0.78%  2.02%  2015  -0.30%  1.23%  0.33%  0.08%  1.07%  -0.99%  0.63%  -1.18%  -1.50%  1.24%  0.00%  -0.22%  0.35%  2014  0.01%  1.83%  -0.35%  -0.60%  1.26%  0.91%  -0.66%  0.53%  0.33%  0.02%  0.92%  0.49%  4.75%  2013  1.89%  0.71%  1.47%  0.77%  1.06%  -0.31%  0.88%  -0.22%  1.03%  1.22%  1.25%  0.85%  11.11%  2012  1.70%  1.26%  0.77%  0.32%  -0.82%  0.35%  0.88%  0.64%  0.72%  0.09%  0.55%  0.65%  7.33%  2011  0.62%  0.74%  -0.06%  1.13%  -0.21%  -0.62%  -0.06%  -2.50%  -2.18%  1.68%  -0.58%  -0.12%  -2.22%  2010  0.17%  0.67%  1.93%  0.92%  -2.32%  -0.75%  1.04%  0.24%  1.91%  1.16%  0.07%  1.46%  6.61%  2009  0.58%  -0.27%  -0.31%  -0.58%  2.88%  1.17%  1.97%  1.41%  2.06%  0.28%  1.75%  0.75%  12.25%  2008  -2.30%  1.33%  -1.47%  0.64%  1.86%  -0.27%  -0.80%  -0.42%  -6.95%  -4.24%  -1.95%  -0.83%  -14.65%  2007  1.64%  0.46%  1.24%  1.53%  1.75%  0.46%  -0.70%  -1.48%  1.02%  1.60%  -0.07%  0.66%  8.35%  2006  2.01%  0.33%  1.19%  0.96%  -0.67%  0.22%  0.41%  0.60%  0.19%  0.88%  1.46%  1.22%  9.16%  2005  0.33%  1.41%  0.28%  -0.47%  0.77%  0.82%  1.07%  0.64%  0.87%  -0.89%  0.64%  1.39%  7.05%  2004  1.90%  0.76%  -0.09%  -0.95%  -0.14%  0.40%  -0.15%  -0.03%  0.72%  0.56%  1.66%  0.99%  5.73%  2003  0.31%  -0.03%  0.13%  1.72%  1.83%  1.38%  0.24%  0.81%  0.82%  1.39%  1.06%  1.06%  11.25%  2002  -  -  -  -  -  -  -  -  -0.57%  0.19%  0.42%  1.12%  1.15%  AETOS GROWTH PORTFOLIO  Historical Monthly Performance (net of fees)1  AETOS FUND ALLOCATIONS (as of September 1, 2022)2  Strategy Allocations (as of September 1, 2022)3  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of June 30, 2022)3

 Aetos At-A-Glance  Founded  2001  Leadership  Anne Casscells  Co-President & Chief Investment Officer  Michael Klein  Co-President & Chief Risk Officer  Locations  New York, New York  Menlo Park, California  Portfolio HIGHLIGHTS  Inception  April 1, 2007  Diversification  # of Managers2: 29  # of Strategies: 8  Beta to Market Indices1,3  US Aggregate Bond Index: 0.09  MSCI ACWI: 0.24  Geography   Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act   Commingled Hedge Fund of Funds   Long/Short Strategies Fund  Multi-Strategy Arbitrage Fund  Distressed Investment Strategies Fund  Performance and Statistics (since inception through August 31, 2022)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  -2.01%  4.32%  3.77%  4.55%  3.52%  HFRI FOF: Composite Index  -4.64%  4.64%  3.55%  3.74%  2.12%  US Aggregate Bond Index  -11.52%  -2.00%  0.52%  1.35%  3.11%  MSCI ACWI  -15.88%  8.03%  6.97%  8.70%  5.34%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  7.49%  6.23%  4.94%  5.14%  HFRI FOF: Composite Index  -  7.22%  6.18%  4.92%  5.56%  US Aggregate Bond Index  -  4.79%  4.36%  3.67%  3.66%  MSCI ACWI  -  18.48%  16.54%  13.61%  16.60%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.50  0.43  0.79  0.54  HFRI FOF: Composite Index  -  0.56  0.40  0.63  0.25  US Aggregate Bond Index  -  -0.53  -0.13  0.19  0.65  MSCI ACWI  -  0.40  0.35  0.59  0.28  Aetos Prime Portfolio  1 Data as of August 31, 2022. The Aetos Prime Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.  2 Reflects number of managers in the Aetos Prime Portfolio as of September 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Aetos Distressed Investment Strategies Fund.  3 Reflects beta since the Aetos Prime Portfolio’s inception of April 1, 2007 through August 31, 2022.

 HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of June 30, 2022)3  1 Data as of August 31, 2022. The Aetos Prime Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.  2 Aetos is in the process of shifting 10% of the Portfolio’s allocation from the Aetos Distressed Investment Strategies Fund to the Aetos Long/Short Strategies Fund. This transition commenced on January 1, 2022 for existing clients and is approximately 80% complete. Any new client investments will be invested at the Portfolio’s new target allocations effective immediately.  3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of September 1, 2022)2  Strategy Allocations (as of September 1, 2022)3  Aetos PRIME PORTFOLIO  Historical Monthly Performance (net of fees)1     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2022  -1.21%  -0.61%  0.30%  -0.38%  -0.69%  -2.05%  1.53%  0.39%  -  -  -  -  -2.74%  2021  -2.57%  3.25%  1.31%  2.19%  0.63%  -0.07%  0.29%  0.73%  0.25%  0.99%  -1.79%  1.33%  6.58%  2020  0.20%  -1.64%  -8.39%  4.23%  1.89%  1.12%  1.68%  1.99%  0.02%  -0.30%  3.89%  2.60%  6.88%  2019  2.58%  1.27%  0.65%  1.65%  -0.86%  1.26%  0.73%  -0.31%  -0.73%  0.91%  1.39%  0.89%  9.79%  2018  1.32%  -0.93%  -0.37%  0.14%  1.01%  -0.04%  0.71%  0.30%  0.17%  -2.57%  -0.67%  -1.40%  -2.37%  2017  1.61%  0.64%  0.62%  0.66%  0.99%  0.13%  0.68%  0.52%  0.30%  0.61%  0.00%  0.39%  7.35%  2016  -2.75%  -1.64%  0.55%  0.64%  2.01%  -0.83%  1.52%  0.57%  0.77%  -0.06%  0.01%  0.73%  1.42%  2015  -0.33%  1.37%  0.30%  -0.06%  1.19%  -1.00%  0.86%  -1.21%  -1.55%  1.48%  0.08%  -0.18%  0.91%  2014  -0.11%  2.02%  -0.52%  -0.82%  1.43%  0.96%  -0.71%  0.68%  0.48%  0.26%  1.07%  0.60%  5.43%  2013  1.90%  0.70%  1.56%  0.68%  1.04%  -0.19%  0.92%  -0.30%  1.14%  1.26%  1.40%  0.92%  11.58%  2012  1.67%  1.21%  0.75%  0.35%  -0.88%  0.37%  0.92%  0.59%  0.73%  -0.05%  0.50%  0.50%  6.83%  2011  0.48%  0.67%  -0.18%  1.20%  -0.22%  -0.63%  0.02%  -2.59%  -2.25%  1.84%  -0.50%  -0.18%  -2.38%  2010  -0.17%  0.72%  1.84%  0.80%  -2.39%  -0.87%  1.07%  0.12%  2.05%  1.16%  0.08%  1.62%  6.10%  2009  0.62%  -0.31%  -0.36%  -0.83%  2.80%  0.91%  1.86%  1.28%  1.91%  0.12%  1.83%  0.58%  10.85%  2008  -2.35%  1.35%  -1.53%  0.69%  1.93%  -0.15%  -0.93%  -0.37%  -7.01%  -3.73%  -1.60%  -0.72%  -13.79%  2007  -  -  -  1.60%  1.78%  0.42%  -0.66%  -1.50%  1.12%  1.70%  -0.10%  0.61%  5.03%

 Aetos At-A-Glance  Founded  2001  Leadership  Anne Casscells  Co-President & Chief Investment Officer  Michael Klein  Co-President & Chief Risk Officer  Locations  New York, New York  Menlo Park, California  Portfolio HIGHLIGHTS  Inception  September 1, 2002  Diversification  # of Managers2: 29  # of Strategies: 8  Beta to Market Indices1,3  US Aggregate Bond Index: 0.10  MSCI ACWI: 0.21  Geography   Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act   Commingled Hedge Fund of Funds   Long/Short Strategies Fund  Multi-Strategy Arbitrage Fund  Distressed Investment Strategies Fund  Performance and Statistics (since inception through August 31, 2022)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  -1.68%  4.17%  3.65%  4.30%  4.33%  HFRI FOF: Composite Index  -4.64%  4.64%  3.55%  3.74%  3.62%  US Aggregate Bond Index  -11.52%  -2.00%  0.52%  1.35%  3.39%  MSCI ACWI  -15.88%  8.03%  6.97%  8.70%  7.86%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  6.90%  5.63%  4.42%  4.46%  HFRI FOF: Composite Index  -  7.22%  6.18%  4.92%  5.22%  US Aggregate Bond Index  -  4.79%  4.36%  3.67%  3.68%  MSCI ACWI  -  18.48%  16.54%  13.61%  15.61%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.52  0.45  0.83  0.71  HFRI FOF: Composite Index  -  0.56  0.40  0.63  0.47  US Aggregate Bond Index  -  -0.53  -0.13  0.19  0.61  MSCI ACWI  -  0.40  0.35  0.59  0.43  Aetos Balanced Portfolio  1 Data as of August 31, 2022. The Aetos Balanced Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.  2 Reflects number of managers in the Aetos Balanced Portfolio as of September 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Aetos Distressed Investment Strategies Fund.  3 Reflects beta since the Aetos Balanced Portfolio’s inception of September 1, 2002 through August 31, 2022.

 1 Data as of August 31, 2022. The Aetos Balanced Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.  2 Aetos is in the process of shifting 10% of the Portfolio’s allocation from the Aetos Distressed Investment Strategies Fund to the Aetos Long/Short Strategies Fund. This transition commenced on January 1, 2022 for existing clients and is approximately 80% complete. Any new client investments will be invested at the Portfolio’s new target allocations effective immediately.  3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2022  -0.94%  -0.56%  0.29%  -0.24%  -0.77%  -1.99%  1.39%  0.58%  -  -  -  -  -2.26%  2021  -1.37%  2.47%  1.14%  1.84%  0.59%  0.08%  -0.06%  0.76%  0.40%  0.82%  -1.52%  0.91%  6.17%  2020  0.48%  -1.33%  -8.37%  3.61%  1.77%  1.57%  1.42%  1.86%  0.09%  -0.16%  3.46%  2.60%  6.61%  2019  1.88%  1.06%  0.57%  1.39%  -0.65%  1.02%  0.69%  -0.23%  -0.46%  0.60%  1.09%  0.95%  8.16%  2018  1.17%  -0.56%  -0.50%  0.24%  0.69%  0.17%  0.69%  0.21%  0.34%  -1.97%  -0.63%  -1.17%  -1.36%  2017  1.45%  0.71%  0.53%  0.70%  0.83%  0.22%  0.61%  0.41%  0.30%  0.61%  -0.01%  0.45%  7.02%  2016  -2.33%  -1.11%  0.57%  0.88%  1.50%  -0.75%  1.31%  0.73%  0.70%  0.24%  0.09%  0.82%  2.62%  2015  -0.26%  1.09%  0.36%  0.23%  0.94%  -0.98%  0.40%  -1.15%  -1.46%  0.99%  -0.08%  -0.27%  -0.23%  2014  0.12%  1.64%  -0.18%  -0.38%  1.09%  0.86%  -0.60%  0.38%  0.17%  -0.23%  0.77%  0.38%  4.06%  2013  1.88%  0.73%  1.39%  0.87%  1.07%  -0.44%  0.85%  -0.15%  0.93%  1.17%  1.10%  0.78%  10.63%  2012  1.75%  1.35%  0.79%  0.30%  -0.75%  0.32%  0.84%  0.70%  0.71%  0.24%  0.59%  0.80%  7.91%  2011  0.83%  0.82%  0.14%  1.03%  -0.20%  -0.61%  -0.19%  -2.34%  -2.02%  1.46%  -0.72%  -0.01%  -1.88%  2010  0.66%  0.60%  2.02%  1.10%  -2.20%  -0.51%  1.00%  0.40%  1.64%  1.14%  0.03%  1.21%  7.26%  2009  0.44%  -0.11%  -0.25%  -0.34%  2.98%  1.63%  2.18%  1.54%  2.32%  0.55%  1.58%  0.96%  14.27%  2008  -1.73%  1.09%  -1.49%  0.58%  1.76%  -0.39%  -0.69%  -0.44%  -6.91%  -5.33%  -2.56%  -1.07%  -16.19%  2007  1.53%  0.35%  1.13%  1.37%  1.63%  0.30%  -2.10%  -1.34%  0.93%  1.45%  -0.11%  0.52%  5.74%  2006  1.84%  0.50%  0.91%  0.92%  -0.38%  0.45%  0.52%  0.46%  0.28%  0.74%  1.32%  1.28%  9.17%  2005  0.46%  1.21%  0.26%  -0.34%  0.66%  0.72%  0.99%  0.38%  0.75%  -0.75%  0.44%  1.29%  6.23%  2004  1.58%  0.61%  -0.03%  -0.71%  -0.17%  0.30%  -0.23%  0.03%  0.51%  0.28%  1.45%  0.87%  4.55%  2003  0.79%  0.19%  0.31%  1.43%  1.98%  1.10%  -0.20%  0.63%  1.10%  1.09%  1.05%  0.92%  10.87%  2002  -  -  -  -  -  -  -  -  -0.42%  0.16%  0.55%  1.10%  1.39%  Aetos Balanced PORTFOLIO  Historical Monthly Performance (net of fees)1  AETOS FUND ALLOCATIONS (as of September 1, 2022)2  Strategy Allocations (as of September 1, 2022)3  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of June 30, 2022)3

 NOTES and Disclosures  Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage.   Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2500. Please read the prospectus carefully before investing.  Indices have been provided by Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith.  Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.  Bloomberg US Aggregate Bond Index: Index designed to broadly measure the performance of the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg US Aggregate Bond Index includes Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year.  HFRI Fund of Funds Composite Index: Index that includes fund of funds that invest with multiple managers through funds or managed accounts. Fund of funds design diversified portfolios of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager.  MSCI ACWI: Index designed to measure developed and emerging market equity performance. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.  TERMS  Minimum Investment  $1 million  Subscription Frequency  Monthly  Redemption Frequency  Quarterly with 90 days’ notice after 1 year lock-up period  Fund Structures   Onshore and offshore vehicles  Auditor  PricewaterhouseCoopers LLP  Administrator  HedgeServ Limited  Legal Counsel  Clifford Chance LLP (onshore), Maples and Calder LLP (offshore)  Custodian  JP Morgan Chase Bank  Aetos Commingled offerings  Aetos Contact Information  John Stimpson  Managing Director, Co-Head of Client Relations and Business Development  875 Third Avenue, 6th Floor  New York, NY 10022  ( 212.201.2560  * jstimpson@aetos.com  Alexis Basalyga  Director, Client Relations and Business Development  875 Third Avenue, 6th Floor  New York, NY 10022  ( 212.201.2527  * abasalyga@aetos.com